Basis of presentation and summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of percentage of revenues

The following table summarizes the percentage of revenue and accounts receivable generated via our platform providers in excess of 10% of our total revenue and total accounts receivable:

	Revenue concentration

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Apple	50.5%	49.9%	50.9%	49.9%
Facebook	26.4%	27.6%	26.6%	28.2%
Google	19.6%	19.8%	19.3%	19.0%

	Accounts receivable concentration
	As of June 30, 2021	As of December 31, 2020
Apple	68.8%	54.1%
Facebook	17.2%	25.9%
Google	12.7%	18.0%

The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

Revenue Concentration year ended December 31,

	2020	2019
Apple	50.8%	48.1%
Facebook	27.3%	31.2%
Google	18.9%	17.2%

Accounts Receivable Concentration as of December 31,

	2020	2019
Apple	54.1%	53.6%
Facebook	25.9%	28.0%
Google	18.0%	16.8%